Annual Fund Operating Expenses	Sep. 30, 2022
Prospectus #1 | Calvert Emerging Markets Advancement Fund | Class A
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.36%	[1]
Total Annual Fund Operating Expenses	1.36%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.14%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.22%
Prospectus #1 | Calvert Emerging Markets Advancement Fund | Class I
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.36%	[1]
Total Annual Fund Operating Expenses	1.11%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.14%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.97%
Prospectus #1 | Calvert Emerging Markets Equity Fund | Class A
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.29%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.05%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.24%
Prospectus #1 | Calvert Emerging Markets Equity Fund | Class C
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	2.04%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.05%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.99%
Prospectus #1 | Calvert Emerging Markets Equity Fund | Class I
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.04%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.05%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.99%
Prospectus #1 | Calvert Emerging Markets Equity Fund | Class R6
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.97%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.05%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.92%
Prospectus #1 | Calvert International Equity Fund | Class A
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.21%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.14%
Prospectus #1 | Calvert International Equity Fund | Class C
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.96%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.89%
Prospectus #1 | Calvert International Equity Fund | Class I
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.96%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.89%
Prospectus #1 | Calvert International Equity Fund | Class R6
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.92%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%
Prospectus #1 | Calvert International Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.33%
Prospectus #1 | Calvert International Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.08%
Prospectus #1 | Calvert International Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.07%
Prospectus #1 | Calvert International Opportunities Fund | Class R6
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%
Prospectus #2 | Calvert Mid-Cap Fund | Class A
Operating Expenses:
Management Fees	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.23%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.05%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.18%
Prospectus #2 | Calvert Mid-Cap Fund | Class C
Operating Expenses:
Management Fees	0.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.98%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.05%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.93%
Prospectus #2 | Calvert Mid-Cap Fund | Class I
Operating Expenses:
Management Fees	0.77%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.98%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.05%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.93%

[1]	Includes Interest Expenses of 0.02%.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[3]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class I shares and 0.92% for Class R6 shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[4]	Calvert Research and Management (“CRM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares, 1.89% for Class C shares, 0.89% for Class I shares and 0.85% for Class R6 shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVAIL during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[5]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.18% for Class A shares, 1.93% for Class C shares and 0.93% for Class I shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.